Accounts Receivable, Net (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts	¥ 0.3	¥ 0.3